Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.63%
Pennsylvania–84.63%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$1,768,499
Allegheny (County of), PA; Series 2016 C-76, GO Bonds	5.00%	11/01/2041	3,500	3,589,209
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2056	5,555	5,252,475
Series 2021 A, RB(b)	5.00%	01/01/2056	11,000	11,324,791
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(a)(b)	5.50%	01/01/2053	1,810	1,977,771
Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	385	389,726
Series 2022, Ref. RB	5.25%	09/01/2035	40	40,328
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	100	102,517
Series 2017, RB	5.00%	10/15/2037	1,365	1,319,647
Series 2017, RB	5.00%	10/15/2047	1,500	1,338,513
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	13,250	13,518,362
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(c)	4.06%	02/01/2037	430	429,282
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,540	1,541,786
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,220,357
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,070	1,070,746
Allegheny (County of), PA Sanitary Authority;
Series 2022, RB	5.75%	06/01/2052	3,250	3,701,128
Series 2024, Ref. RB	5.00%	12/01/2055	2,000	2,165,631
Series 2024, Ref. RB	5.25%	12/01/2055	2,000	2,227,570
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB	5.00%	07/01/2059	3,000	3,013,250
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(d)	5.00%	05/01/2042	2,415	2,436,230
Series 2018, RB(d)	5.38%	05/01/2042	4,000	4,038,007
Series 2024, RB(d)	5.00%	05/01/2042	3,750	3,849,088
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(d)	6.25%	05/01/2042	3,250	3,309,972
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(d)	5.25%	05/01/2032	650	679,803
Series 2024, RB(d)	5.25%	05/01/2042	1,275	1,310,516
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,276,662
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,275,530
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,146,007
Series 2017 A, Ref. RB	5.00%	05/15/2042	1,000	1,009,385
Series 2017 C, RB	5.00%	05/15/2042	600	605,631
Series 2017 C, RB	5.00%	05/15/2047	475	476,944
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,032,726
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	278,359
Butler (County of), PA General Authority (South Park School District); Series 2011, VRD RB (INS - AGM)(a)(e)	2.80%	08/01/2027	5,000	5,000,000
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	559,429
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $112,684)(f)	3.25%	12/01/2029	115	98,384
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(f)	4.00%	12/01/2039	305	215,044
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,396,924)(f)	5.00%	12/01/2051	8,000	5,525,702
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	$770	$771,687
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	895	898,102
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds); Series 2019, RB	5.00%	12/01/2044	1,440	1,529,084
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(d)	4.50%	10/01/2049	800	791,131
Series 2024, Ref. RB(d)	4.50%	10/01/2054	645	634,565
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	10,340	10,137,877
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,000,156
Series 2013, RB	5.00%	08/01/2045	750	734,807
Series 2024 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2048	3,000	2,817,546
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,311,595
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,000,258
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,432,235
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,502,553
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	300	201,586
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2038	2,700	1,484,863
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2033	500	352,026
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	980	658,513
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(g)	0.00%	10/01/2033	640	450,593
Commonwealth Financing Authority;
Series 2018, RB(h)(i)	5.00%	06/01/2034	2,500	2,633,305
Series 2018, RB(h)(i)	5.00%	06/01/2035	500	525,837
Series 2018, RB (INS - AGM)(a)	4.00%	06/01/2039	2,725	2,745,377
Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	630	630,226
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,253,257
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	1,029,907
Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,785,286
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	520,422
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,215,362
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	255	257,201
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,490,339
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,375	1,378,980
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,308,415
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(d)	5.13%	06/01/2046	2,080	2,087,102
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,159,672
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	370	373,078
Erie (City & County of), PA Water Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,350,050
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	1,048,157
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,843,518
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	470,974
Series 2018, Ref. RB	5.00%	12/01/2053	3,700	3,505,093
Series 2019, RB	5.00%	12/01/2039	755	757,981
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	15,000	15,297,346
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,982,414
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	$1,800	$1,577,603
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	1,080,343
Series 2019, RB	5.00%	12/01/2049	6,220	6,315,616
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	1,880	1,954,345
Series 2024, Ref. RB	5.00%	05/01/2044	1,200	1,272,054
Series 2024, Ref. RB	5.00%	05/01/2049	900	941,928
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,735	1,747,626
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	626,819
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,002,885
Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,083,056
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,605,927
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	422,190
Series 2021, Ref. RB	4.00%	03/01/2051	485	405,750
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,139,899
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	6,816,444
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,953	4,239,282
Series 2014 B, RB(j)	7.50%	02/01/2044	3,735	2,242,893
Series 2014 C, RB(g)(k)	0.00%	02/01/2044	3,238	25,778
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,316,615
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	2,340	2,562,537
Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	5,050	5,352,485
Series 2024, Ref. RB	5.25%	02/01/2054	3,400	3,581,723
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	10/01/2050	1,400	1,494,329
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	957,894
Series 2022 A, RB	4.50%	01/01/2045	800	785,443
Montgomery (County of), PA (River Pionte); Series 2023, RB(d)	6.50%	09/01/2043	3,120	3,233,822
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2025	1,200	1,200,063
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,248
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	390,028
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	766,944
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,006,352
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	969,588
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	5,271,928
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,343,929
Series 2020 C, RB	4.00%	11/15/2043	350	340,016
Series 2020 C, RB	5.00%	11/15/2045	1,590	1,646,185
Series 2023, RB	5.25%	11/15/2053	1,000	1,040,350
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,433,212
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,528,202
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,316,196
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,306,185
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	$330	$336,491
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,183,320
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	8,052,684
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(f)(l)(m)	5.00%	06/30/2027	14,826	6,523,708
Series 2013, RB(l)(m)	5.00%	06/30/2027	8,167	1,470,078
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	487,665
Series 2019, Ref. RB	5.00%	11/01/2044	950	894,000
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	963,229
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	1,000	955,868
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,487,876
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,853,476
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	533,103
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	3,250	3,120,367
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGM)(a)(g)	0.00%	01/01/2044	775	340,895
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(d)	3.25%	08/01/2039	1,250	1,053,520
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	637,369
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,448,058
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	6,195	6,459,711
Series 2022, RB (INS - AGM)(a)(b)	5.00%	12/31/2057	5,145	5,349,185
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	4,640	4,717,025
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,904,726
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	6,330	5,979,316
Series 2023, RB	5.25%	07/01/2049	1,300	1,383,451
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,500	6,522,483
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	4,020	3,910,935
Series 2023 B, RB(b)	5.00%	06/01/2050	800	805,296
Series 2024, RB(b)	4.13%	06/01/2045	3,487	3,448,335
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	2,017,573
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	941,658
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(e)	3.66%	09/01/2045	2,000	2,000,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	9,902,515
Series 2019, RB	4.00%	08/15/2049	1,000	970,954
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,000,037
Pennsylvania (Commonwealth of) Housing Finance Agency;
Series 2019-131 A, RB	3.10%	10/01/2044	1,250	1,107,406
Series 2020-132B, VRD RB(e)	2.85%	10/01/2050	3,800	3,800,000
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	$923	$984,944
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,132,403
Series 2024-145A, RB	6.00%	10/01/2054	3,500	3,835,921
Series 2024-146A, RB	4.75%	04/01/2053	3,000	3,058,765
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	3,881,468
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,833,283
Series 2016, Ref. RB(n)(o)	5.00%	12/01/2026	5	5,227
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,092,900
Series 2009 E, RB	6.38%	12/01/2038	11,435	12,424,338
Series 2015 B, RB	5.00%	12/01/2030	500	509,790
Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,682,088
Series 2018 A-2, RB	5.00%	12/01/2043	535	566,120
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,288,094
Series 2019 A, RB	5.00%	12/01/2049	9,660	10,248,588
Series 2020, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(p)	2.86%	12/01/2039	13,000	13,000,000
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,927,529
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,690	8,660,577
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,308,892
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(c)(o)	4.03%	07/15/2026	2,000	2,000,739
Series 2024 C, RB	5.25%	12/01/2054	3,000	3,343,192
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,731,580
Series 2017 A, RB(h)(i)	5.25%	10/01/2052	2,070	2,159,040
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	12,700	12,891,789
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,039,988
Series 2019 B, GO Bonds	5.00%	02/01/2037	145	155,744
Series 2019 B, RB	5.00%	11/01/2054	11,030	11,598,568
Series 2020 A, RB	5.00%	11/01/2050	1,250	1,328,648
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	2,137,763
Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2037	1,000	1,003,069
Series 2024 C, RB (INS - AGC)(a)	5.25%	09/01/2054	5,000	5,575,070
Sixteenth Series 2020 A, RB (INS - AGM)(a)	4.00%	08/01/2045	1,735	1,733,903
Sixteenth Series 2020 A, RB (INS - AGM)(a)	5.00%	08/01/2050	5,000	5,272,451
Philadelphia (City of), PA (1998 General Ordinance); Series 2024, RB (INS - AGC)(a)	5.25%	08/01/2054	5,000	5,571,807
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	10,000	11,347,134
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	855,492
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(d)	5.00%	04/15/2052	2,400	2,299,796
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	255	249,408
Series 2019, RB	5.00%	06/15/2050	350	330,203
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(f)(k)	5.38%	06/15/2030	1,560	1,326,000
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(f)(k)	5.63%	06/15/2042	4,000	3,400,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	632,135
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,510,674
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,107	2,149,046
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,515	1,515,782
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(d)	5.00%	06/15/2039	$1,110	$1,154,377
Series 2024, Ref. RB(d)	5.00%	06/15/2043	1,000	1,022,054
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,162,945
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,931,864
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	600	568,547
Series 2017, RB	5.00%	12/01/2058	11,000	11,039,359
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,502,094
Series 2017, Ref. RB	5.00%	07/01/2049	500	485,517
Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2042	2,415	2,476,053
Series 2017, RB	5.00%	05/01/2047	3,335	3,402,314
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,041
Philadelphia School District (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,500	1,586,879
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,355	2,357,257
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(n)(o)	5.00%	01/01/2027	4,000	4,180,802
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	861,559
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	786,832
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,011,795
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2019, VRD Ref. RB(e)	0.80%	06/01/2035	800	800,000
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2052	4,000	4,372,751
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,370,585
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB (INS - AGC)(a)(d)(e)	2.96%	08/01/2032	3,000	3,000,000
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	385	387,680
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,503,853
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,995,048
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,709,092
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,210,237
				634,884,991
Puerto Rico–12.05%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	12,400	12,465,880
Series 2005 A, RB(g)	0.00%	05/15/2050	53,320	10,466,455
Series 2008 A, RB(g)	0.00%	05/15/2057	415,530	27,827,005
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(g)(l)	0.00%	08/01/2031	5,725	0
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,000	1,385,929
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	722	729,974
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,499,355
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,521,366
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,526,950
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,294,170
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,154,817
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	983,673
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,311,843
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,350,571
Subseries 2022, RN(g)	0.00%	11/01/2043	5,916	3,660,824
Subseries 2022, RN(g)	0.00%	11/01/2051	173	92,598
Subseries 2022, RN(g)	0.00%	11/01/2051	179	114,288
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	2,000	2,135,578
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	$6,000	$6,002,736
Series 2007 TT, RB (Acquired 02/04/2014; Cost $843,975)(f)(k)	5.00%	07/01/2032	1,395	732,375
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	184	175,605
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	3,912	1,325,327
Series 2018 A-1, RB(g)	0.00%	07/01/2051	7,242	1,798,766
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	5,059,737
Series 2019 A-2, RB	4.54%	07/01/2053	91	89,793
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,218,495
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,160,202
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,269,942
				90,354,254
Virgin Islands–0.83%
Tobacco Settlement Financing Corp.;
Series 2006, RB(g)	0.00%	05/15/2035	4,150	1,941,710
Series 2006, RB(g)	0.00%	05/15/2035	2,195	1,092,229
Series 2006, RB(g)	0.00%	05/15/2035	7,000	3,202,030
				6,235,969
Guam–0.07%
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	525	530,918
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	410	400,823
TOTAL INVESTMENTS IN SECURITIES(q)–97.63% (Cost $748,261,340)				732,406,955
FLOATING RATE NOTE OBLIGATIONS–(0.45)%
Notes with interest and fee rate of 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(r)				(3,380,000)
OTHER ASSETS LESS LIABILITIES–2.82%				21,177,366
NET ASSETS–100.00%				$750,204,321
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $33,035,561, which represented 4.40% of the Fund’s Net Assets.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(f)	Restricted security. The aggregate value of these securities at November 30, 2024 was $17,821,213, which represented 2.38% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,382,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $5,484,153, which represented less than 1% of the Fund’s Net Assets.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.73%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $5,318,182 are held by TOB Trusts and serve as collateral for the $3,380,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$724,413,169	$7,993,786	$732,406,955
Other Investments - Assets
Investments Matured	—	666,750	—	666,750
Total Investments	$—	$725,079,919	$7,993,786	$733,073,705
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2024:
	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 11/30/24
Municipal Obligations	$4,138,867	$—	$—	$—	$—	$3,854,919	$—	$—	$7,993,786
Invesco Pennsylvania Municipal Fund